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                                   DECHERT
                            1775 Eye Street, N.W.
                           Washington, D.C. 20006


                              January 31, 2002


VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re:    Re: Marsico Investment Fund
          File Nos. 333-36975 and 811-8397
          --------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Marsico Investment Fund, a registered management investment company (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's four investment series that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 8 which was filed with the Commission on January 28, 2002 and which became effective on January 28, 2002. The text of Post-Effective Amendment No. 8 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3312 if you have any questions or comments concerning this filing.

                                        Very truly yours,

                                        /s/ Kathryn A. McElroy

                                        Kathryn A. McElroy